TAXATION - Provision for income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Statutory income tax rates	27.00%	27.00%
Expected tax expense	$ 11,617	$ 22,215
Change in unrecognized temporary differences	1,274	619
Impact of initial recognition exemption on sale of Snowfield	52,256
Impact of foreign exchange on CAD denominated tax attributes	(1,417)	(6,305)
Non-deductible settlement of offtake obligation		7,821
Non-temporary differences and other	481	903
Provincial mining taxes	17,094	15,398
Share-based compensation expense	158	709
Total income tax expense	$ 81,463	$ 41,360